EQUITY (Details) - Schedule of movement of authorized shares - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of movement of authorized shares [Abstract]
Opening balance	606,874,525	608,374,525
Expired shares intended for compensation plans and others	(466,832)	(1,500,000)	[1]
Closing balance	606,407,693	606,874,525

[1]	On June 11, 2018, the term of subscription and payment of 1,500,000 shares to create and implement compensation plans for Company employees expired.